Accrued Expenses and Other Current Liabilities	12 Months Ended
Feb. 28, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Payable for funding commitments (1)	45,000	45,000	6,179
Payable for property and equipment purchase	3,781	8,177	1,123
Accrued employee payroll and welfare benefits	3,712	6,089	836
Default payable (2)	871	—	—
Other taxes payable (3)	3,540	3,897	535
Refund liabilities	454	1,039	143
Others	8,682	7,686	1,055
Total	66,040	71,888	9,871

(1) As of February 29, 2024 and February 28, 2025, RMB45,000 (US$6,179) has been accrued as marketing expenses, according to the funding commitment with Shanghai East Normal University Education Development Fund for public welfare purpose.

(2) Default payable represents payable for the early terminated lease contracts.

(3) Other taxes payable consists of value added tax payable, withholding individual tax payable other tax payable, and other tax related interest and penalty accrual.